Future Minimum Payments under Noncancelable Operating Leases (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Operating Leased Assets [Line Items]
2014	$ 306,927
2015	263,058
2016	257,919
2017	243,552
2018	198,279
Thereafter	870,996
Ventas
Operating Leased Assets [Line Items]
2014	206,864
2015	174,415
2016	176,315
2017	178,262
2018	143,957
Thereafter	607,446
Other Landlords
Operating Leased Assets [Line Items]
2014	100,063
2015	88,643
2016	81,604
2017	65,290
2018	54,322
Thereafter	$ 263,550